SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SHORT-TERM DEPOSITS	NOTE 3 - SHORT-TERM DEPOSITS: Short term deposits as of December 31, 2023 bearing annual interest rates of 7.2% and 6.3%, with maturities of up to 12 months.